PROPERTY AND EQUIPMENT NET	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

11. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

			Construction	Leasehold	Machinery	Computer	Furnitures
	Land	Building	in progress	improvements	and equipment	equipment	and fixtures	Total
	$	$	$	$	$	$	$	$
Cost
As at June 30, 2020	545,120	1,417,312	1,833,653	1,113,867	-	44,645	30,984	4,985,581
Additions	-	-	-	356,337	5,657	84,394	294,607	740,995
Disposals	-	-	-	(11,384)	-	(13,444)	(22,229)	(47,057)
Acqusition of subsidiaries	417,183	1,036,378	-	3,889	323,823	-	12,251	1,793,524
Translation adjustment	(60,124)	(143,324)	-	(155,296)	(11,023)	-	-	(369,767)
Transfer	-	-	(1,833,653)	1,833,653	-	-	-	-
Impairment charge	(95,429)	(248,115)	-	(320,999)	-	-	-	(664,543)
As at June 30, 2021	806,750	2,062,251	-	2,820,066	318,457	115,595	315,613	6,438,734
Additions	-	24,311	-	505,062	-	36,384	95,879	661,636
Disposals	(403,524)	(1,019,086)	-	(1,162,803)	-	-	-	(2,585,413)
Translation adjustment	-	(21,743)	-	-	-	-	-	(21,743)
Impairment charge	-	-	-	(211,774)	-	-	-	(211,774)
As at June 30, 2022	403,226	1,045,734	-	1,950,551	318,457	151,979	411,492	4,281,440

Accumulated depreciation
As at June 30, 2020	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
Depreciation	-	(46,365)	-	(256,534)	(22,379)	(29,711)	(28,487)	(383,476)
Disposals	-	-	-	-	-	-	1,097	1,097
Translation adjustment	-	1,551	-	6,735	749	-	-	9,035
As at June 30, 2021	-	(44,814)	-	(251,826)	(21,630)	(32,419)	(28,423)	(379,112)
Depreciation	-	(22,475)	-	(230,161)	(11,457)	(36,176)	(44,919)	(345,188)
Disposals	-	-	-	(22,570)	(34,047)	(10,764)	(50,054)	(117,435)
Translation adjustment	-	-	-	-	-	-	-	-
As at June 30, 2022	-	(67,289)	-	(504,557)	(67,134)	(79,359)	(123,396)	(841,735)

Net book value ($)
At June 30, 2020	545,120	1,417,312	1,833,653	1,111,840	-	41,937	29,951	4,979,813
At June 30, 2021	806,750	2,017,437	-	2,568,240	296,827	83,176	287,190	6,059,622
At June 30, 2022	403,226	978,445	-	1,445,994	251,323	72,620	288,096	3,439,705

During the year ended June 30, 2022, the Company incurred a depreciation expense in the amount of $345,188 (June 30, 2021 - $383,476).

Oregon - Sale leaseback transaction

On August 4, 2021, the Company, through its wholly-owned subsidiary, Cordova OR Operations, LLC, sold all of its land, building, and construction-in-progress (the “Oregon Property”) for $2,726,680 (US $2,200,000) and entered into an agreement to lease the Oregon Property from the buyer (the “Lease”). The Lease will allow the Company to operate on the Oregon Property for ten years, and provides options for two subsequent ten-year renewal periods. Proceeds from the sale were used to retire debts related to the Oregon Property and to finance the planned expansion in Oregon.

The Lease was signed on July 20, 2021 and commenced on August 1, 2021. Certain amounts have been placed in escrow by the buyer to allow the completion of the buildout, as disclosed in Note 6. There is no rent payable during the first three months of the Lease and subsequent payments amount to $27,267 (US $22,000) per month for the reminder of the first year, with annual payment escalators thereafter.

The selling price of $2,726,680 for the Oregon Property was lower than the carrying value of the assets, comprising of land, building and construction-in-progress. Accordingly, an impairment loss in the amount of $664,543 was recorded during the year ended June 30, 2021. There was no impairment loss recorded in relation to the Oregon Property during the year ended June 30, 2022.

Leasehold improvements

Leasehold improvements include those acquired as part of the asset acquisition of Star Buds International Inc., as disclosed in Note 5(d) in the amount of $1,060,224. During the year ended June 30, 2022, the Company incurred an impairment expense in the amount of $211,774 related to these leasehold improvements (2021 - $nil).